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FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                        November 1, 2001

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Cutler Trust
         File Nos. 33-52850; 811-7242
         CIK:  0000892568

Ladies and Gentlemen:

         On behalf of The Cutler Trust, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to Cutler Value Fund & Cutler Core Fund, dated October 30, 2001, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6670.


                                        Sincerely,

                                        /s/ D. Blaine Riggle

                                        D. Blaine Riggle
                                        Counsel

Enclosure



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